As filed with the Securities and Exchange Commission on October 31,
1995
Registration Nos. 33-61254 and 811-7644

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	   X

Pre-Effective Amendment No.
Post-Effective Amendment No.   1  	   X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	   X

Amendment No.   3

    GABELLI CAPITAL SERIES FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1434
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
One Corporate Center
        Rye, New York 10580-1434
(Name and Address of Agent for Service)
Copies to:
   James E. McKee, Esq.	Daniel Schloendorn, Esq.
Gabelli Capital Series Funds, Inc.	Willkie Farr & Gallagher
One Corporate Center	One Citicorp Center
Rye, New York 10580-1434	153 East 53rd Street
    	New York, New York 10022

   It is proposed that this filing will become effective:

 X 	immediately upon filing pursuant to paragraph (b)
__	on __________ pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on __________ pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on __________ pursuant to paragraph (a)(2) of Rule 485
__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

	   The Registrant has filed previously a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). Registrant's Rule 24f-2 Notice for the fiscal period from May 1, 1995 (commencement of operations) through December 31, 1995 will be filed on or before February 29, 1996.

_______________________________________



GABELLI CAPITAL SERIES FUNDS, INC.
FORM N-1A
CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)

Part A
Item No.	Prospectus Caption

1.	Cover Page	Cover Page

2.	Synopsis	Not Applicable

3.	Condensed Financial Information	   Financial Highlights

4.	General Description of Registrant	Cover Page; Investment Objectives
and Policies; General Information

5.	Management of the Fund	Management of the Fund; Investment Objectives
and Policies; General Information; Purchase and Redemption of Shares

   5A.	Management's Discussion of Fund Performance	Not applicable

6.	Capital Stock and Other Securities	Dividends, Distributions and Taxes;
General Information

7.	Purchase of Securities Being Offered	Purchase and Redemption of
Shares

8.	Redemption or Repurchase	Purchase and Redemption of Shares

9.	Pending Legal Proceedings	Not applicable

Part B	Statement of Additional
Item No.	Information Caption

10.	Cover Page	Cover Page

11.	Table of Contents	Table of Contents

12.	General Information and History	The Manager; the Adviser; Directors
and Officers; see Prospectus -- "General Information"

13.	Investment Objectives and Policies	Investment Policies; Special
Investment Methods; Investment Objectives

14.	Management of the Fund	Directors and Officers; The Manager; The
Adviser; see Prospectus -- "Management of the Fund"


Part B (continued)	Statement of Additional
Item No.	Information Caption

15.	Control Persons and Principal Holders of Securities	Directors and
Officers; The Manager; The Adviser; see Prospectus -- "Purchase and Redemption of Shares"; "General Information"

16.	Investment Advisory and Other Services	The Manager; The Adviser; The
Distributor; see Prospectus -- "Custodian, Transfer Agent and Dividend Disbursing Agent"; "Management of the Fund"

17.	Brokerage Allocation and Other Practices	Portfolio Transactions and
Brokerage

18.	Capital Stock and Other Securities	Dividends, Distributions and Taxes;
General Information; see Prospectus -- "Dividends, Distributions and Taxes";
"General Information"

19.	Purchase, Redemption and Pricing	Purchase and Redemption of Shares,
	of Securities Being Offered	Determination of Net Asset Value


20.	Tax Status	Dividends, Distributions and Taxes; see Prospectus --
"Dividends, Distribution and Taxes"

21.	Underwriters	The Distributor; see Prospectus -- "Purchase and
Redemption of Shares"; "Management of the Fund"

22.	Calculation of Performance Data	Investment Performance Information

23.	Financial Statements	Financial Statements


PART C

	The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment.


   GABELLI CAPITAL SERIES FUND, INC.
Gabelli Capital Asset Fund

The Prospectus, dated May 1, 1995 and the Statement of Additional Information, also dated May 1, 1995, are incorporated into Part A and Part B, respectively, by reference to the Registrant's filing of a definitive copy under Rule 497(c) under the Securities Act of 1933, as amended (Accession No. 0000899140-95-000072).
















GABELLI CAPITAL SERIES FUNDS, INC.


_______________



PART A



   GABELLI CAPITAL SERIES FUNDS, INC.
Gabelli Capital Asset Fund
Supplement dated October 31, 1995 to
Prospectus dated May 1, 1995

	The table of "Financial Highlights" below supplements information contained in the Prospectus, dated May 1, 1995, and sets forth certain financial information regarding the operations of Gabelli Capital Asset Fund for the period from May 1, 1995 (commencement of operations) through June 30, 1995.

FINANCIAL HIGHLIGHTS
Per share amounts for a Fund share outstanding throughout the period.


                                                               Period
                                                                Ended
                                                              6/30/95*
                                                             (Unaudited)
                                                             -----------
Operating performance:
Net asset value, beginning of period                             $10.00
                                                                 ------
Net investment income (a)                                          0.02
Net realized and unrealized gain on investments                    0.18
                                                                 ------
Total from investment operations                                   0.20
                                                                 ------
Net asset value, end of period                                   $10.20
                                                                 ------
Total return**                                                     2.0%
                                                                 ------


Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                     $6,925
Ratio of net investment income to average
  net assets                                                       3.00%+
Ratio of operating expenses to average
  net assets (b)                                                   1.14%+
Portfolio turnover rate                                            0.0%

----------
*    The Fund commenced operations on May 1, 1995.

**   Total return  represents  aggregate  total return of a hypothetical
$1,000
     investment at the beginning of the period and sold at the end of the period. Total return for the period less than one year is not annualized.

+    Annualized.

(a) Net investment loss before expenses assumed by Manager for the period ended
     June 30, 1995 was $(0.02).

(b) Operating expense ratio before expenses assumed by Manager for the period ended June 30, 1995 was 4.89%.


                       See notes to financial statements.











   GABELLI CAPITAL SERIES FUNDS, INC.


______________



PART B



   GABELLI CAPITAL SERIES FUNDS, INC.
Gabelli Capital Asset Fund
Supplement dated October 31, 1995 to
Statement of Additional Information dated May 1, 1995

	The following unaudited financial statements supplement the Statement of Information, dated May 1, 1995.

Gabelli Capital Asset Fund -- 5
------------------------------------------------------------------------------
--
Gabelli Capital Asset Fund

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

  COMMON STOCKS -- 46.2%

     Shares                                                       Value
------------------------------------------------------------------------------
--

Aerospace -- 0.9%
       1,000  Boeing Co.                                      $  62,625
                                                              ---------

Automotive: Parts and Accessories -- 0.6%
       2,000  GenCorp Inc.                                       21,500
       1,000  Wynn's International, Inc.                         23,250
                                                              ---------
                                                                 44,750
                                                              ---------

Aviation: Parts and Services -- 1.7%
         800  Curtiss-Wright Corporation                         35,700
       6,000  Hi-Shear Industries Inc.                           44,250
       1,000  Precision Castparts Corporation                    35,125
                                                              ---------
                                                                115,075
                                                              ---------

Broadcasting -- 6.1%
       7,000  Ackerley Communications Inc.                       85,750
       1,500  BHC Communications, Inc., Class A+                120,563
       1,000  Chris-Craft Industries, Inc.                       35,000
       2,000  Multi-Market Radio Inc., Class A+                  20,000
         500  Outlet Communications, Inc., Class A+              18,750
       2,000  United Television, Inc.                           142,000
                                                              ---------
                                                                422,063
                                                              ---------

Business Services -- 8.2%
       2,000  LEGENT Corporation+                                87,500
       7,500  Lotus Development Corporation+                    478,125
                                                              ---------
                                                                565,625
                                                              ---------

Cable -- 2.3%
       3,500  Media General, Inc., Class A                      106,750
       1,000  Multimedia, Inc., New+                             38,750
         500  Tele-Communications, Inc., Class A+                11,719
                                                              ---------
                                                                157,219
                                                              ---------

Consumer Products -- 6.5%
       5,000  American Brands, Inc.                             198,750
       2,000  Culbro Corporation+                                66,000
       2,500  General Electric Company                          140,937
       1,000  National Presto Industries Inc.                    45,375
                                                              ---------
                                                                451,062
                                                              ---------

Diversified Industrial -- 1.3%
       1,000  Minnesota Mining and
                Manufacturing Company                            57,250
       2,000  Thomas Industries Inc.                             32,750
                                                              ---------
                                                                 90,000
                                                              ---------

Electric Equipment -- 1.6%
       2,500  Honeywell Inc.                                    107,813
                                                              ---------

Entertainment -- 2.5%
       3,000  Time Warner Inc.                                  123,375
       1,000  Viacom Inc., Class A+                              46,500
                                                              ---------
                                                                169,875
                                                              ---------

Food and Beverage -- 3.2%
       6,400  Bruno's, Inc.                                      74,400
       2,000  Seagram Company Ltd.                               69,250
         500  Tootsie Roll Industries, Inc.                      34,625
       1,000  Wrigley, (Wm.) Jr. Company                         46,375
                                                              ---------
                                                                224,650
                                                              ---------

Health Care -- 1.1%
       1,500  Genentech Inc.+                                    72,937
                                                              ---------

Hotels/Casinos -- 2.0%
       2,000  Hilton Hotels Corporation                         140,500
                                                              ---------
Industrial Equipment and Supplies -- 2.2%
       3,000  AMETEK, Inc.                                       54,000
       2,000  Crane Co.                                          72,500
       1,000  Sequa Corporation, Class A+                        29,250
                                                              ---------
                                                                155,750
                                                              ---------

Oil and Gas Equipment/Services -- 0.3%
       2,600  RPC Inc.+                                          23,563
                                                              ---------

Publishing -- 2.9%
       4,500  Pulitzer Publishing                               191,812
       1,000  Western Publishing Group, Inc.*                    11,250
                                                              ---------
                                                                203,062
                                                              ---------

Wireless Communications -- 2.8%
       1,500  Cellular Communications, Inc., Class A+            68,250
       1,000  LIN Broadcasting Corporation                      126,500
                                                              ---------
                                                                194,750
                                                              ---------
TOTAL COMMON STOCKS
 (Cost $3,145,658)                                            3,201,319
                                                              ---------

                       See notes to financial statements.

------------------------------------------------------------------------------
--

                                                 Gabelli Capital Asset Fund --
5
------------------------------------------------------------------------------
--

  PREFERRED STOCK -- 0.5%

     Shares                                                       Value
------------------------------------------------------------------------------
--

Industrial Equipment and Supplies -- 0.5%
         500  Sequa Corporation, $5.00 Conv. Pfd.            $   33,500
                                                             ----------

TOTAL PREFERRED STOCK
 (Cost $32,400)                                                  33,500
                                                             ----------


  U.S. TREASURY BILLS -- 46.9%

    Principal
     Amount                                                       Value
------------------------------------------------------------------------------
--
$3,260,000          5.000% to 5.420%++ due
                    07/06/1995-08/24/1995                     3,245,058
                                                             ----------


TOTAL U.S. TREASURY BILLS
 (Cost$3,245,058)                                             3,245,058
                                                             ----------

TOTAL INVESTMENTS -- 93.6%
 (Cost $6,423,116) (a)                                        6,479,877
                                                             ----------

OTHER ASSETS AND
 LIABILITIES (Net) -- 6.4%                                      445,152
                                                             ----------

NET ASSETS -- 100.0%                                         $6,925,029
                                                             ==========


(a) Aggregate cost for Federal tax purposes was $6,423,116. Net unrealized appreciation for Federal tax purposes was $56,761 (gross unrealized appreciation was $83,060 and gross unrealized depreciation was $26,299).

  +  Non-income producing security.

 ++  Represents annualized yield at date of purchase.


                       See notes to financial statements.

------------------------------------------------------------------------------
--

Gabelli Capital Asset Fund -- 5
------------------------------------------------------------------------------
--
Gabelli Capital Asset Fund

STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1995 (Unaudited)


ASSETS
   Investments, at value
     (Cost $6,423,116)                                       $6,479,877
   Cash                                                         391,270
   Receivable for Fund shares sold                              456,355
   Unamortized organization cost                                 96,667
   Receivable from Manager                                       14,377
   Dividends receivable                                           1,637
                                                             ----------
     TOTAL ASSETS                                             7,440,183
                                                             ----------

LIABILITIES
   Payable for investments purchased                            400,452
   Organization costs payable                                   100,000
   Management fee payable                                         3,102
   Accrued Directors' fees                                        2,600
   Accrued expenses and other payables                            9,000
                                                             ----------
     TOTAL LIABILITIES                                          515,154
                                                             ----------
   Net assets applicable to 678,644 shares of
     common stock outstanding                                $6,925,029
                                                             ==========

NET ASSETS consist of:
   Shares of common stock at par value                         $    679
   Additional paid-in capital                                 6,856,338
   Accumulated net realized loss on investments                    (285)
   Undistributed net investment income                           11,536
   Net unrealized appreciation of investments                    56,761
                                                             ----------
     TOTAL NET ASSETS                                        $6,925,029
                                                             ==========

   Net Asset Value, offering and redemption
   price per share ($6,925,029 /  678,644
   shares outstanding; 500,000,000 shares
   authorized of $0.001 par value)                           $    10.20
                                                             ==========


STATEMENT OF OPERATIONS
For the Period Ended June 30, 1995 (Unaudited)*

Investment Income:
 Interest income                                              $  14,298
 Dividend income                                                  1,638
                                                             ----------
     Total Investment Income                                     15,936
                                                             ----------

Expenses:
   Management fee                                                 3,844
   Amortization of organization costs                             3,333
   Legal and audit fees                                           3,200
   Directors' fees                                                2,600
   Registration and filing fees                                   2,500
   Transfer agent fees                                            1,800
   Custodian fees                                                 1,500
   Expenses assumed by manager                                  (14,377)
                                                             ----------
     Total Expenses                                               4,400
                                                             ----------
Net Investment Income                                            11,536
                                                             ----------

Net Realized and Unrealized Gain/(Loss) on
Investments:
   Net realized loss on investments sold                           (285)
   Net unrealized appreciation of investments
     during the period                                           56,761
                                                             ----------
Net realized and unrealized gain on investments                  56,476
                                                             ----------
Net increase in net assets resulting from
   operations                                                 $  68,012
                                                             ==========

----------
*The Fund commenced operations on May 1, 1995.




                       See notes to financial statements.

------------------------------------------------------------------------------
--

                                                 Gabelli Capital Asset Fund --
5
------------------------------------------------------------------------------
--


STATEMENT OF CHANGES IN NET ASSETS


                                                             Period
                                                              Ended
                                                            6/30/95*
                                                           (Unaudited)
                                                           -----------


Net investment income                                      $    11,536
Net realized loss on investments                                  (285)
Net unrealized appreciation of investments                      56,761
                                                           -----------

Net increase in net assets resulting from operations            68,012
Net increase in net assets from Fund share
   transactions                                              6,757,017
                                                           -----------

Net increase in Net Assets                                   6,825,029

NET ASSETS:
Beginning of period                                            100,000
                                                           -----------

End of period (including undistributed net
  investment income of $11,536)                            $ 6,925,029
                                                           ===========

----------
*The Fund commenced operations on May 1, 1995.

Gabelli Capital Asset Fund -- 5
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--
Gabelli Capital Asset Fund

NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)

1. -- Significant Accounting Policies

   Gabelli  Capital  Asset Fund (the  "Fund"),  a series of The Gabelli
Capital
Series Funds, Inc., (the "Company"), was organized on April 8, 1993 as a
Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the
"1940 Act"). Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. The Fund commenced operations on May 1, 1995. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.

   Portfolio securities which are traded only on a nationally recognized securities exchange or in the over-the-counter market, which are National Market
System Securities, are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between closing bid and asked prices. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, as determined by Gabelli Funds,
Inc. (the "Adviser"). Securities and assets for which market quotations are not readily available are valued at fair value, as determined in good faith by or under the direction of the Board of Directors of the Company. Short-term investments that mature in more than 60 days are valued at the highest bid price obtained from a dealer maintaining an active market in that security. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Securities Transactions and Investment Income.

   Securities transactions are accounted for on the trade date with realized gain or loss on investments determined using specific identification as the cost method. Interest income (including amortization of premium and discount) is recorded as earned.

Dividends and Distributions to Shareholders.

   Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Provision for Income Taxes.

   The Fund intends to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a
Federal income tax provision is not required.

Deferred Organization Expenses.

    A total of $100,000 was incurred in connection with the organization of the
Fund. These costs were deferred and are being amortized on a straight-line basis over a period of 60 months from the date the Fund commenced investment operations.



------------------------------------------------------------------------------
--

Gabelli Capital Asset Fund -- 5
------------------------------------------------------------------------------
--


2. --  Agreements with Affiliated Parties

   Pursuant to a management agreement (the "Management Agreement"), Guardian
Investor Services  Corporation (the "Manager") serves as the Fund's Manager.
The
Management Agreement provides that the Fund will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 1.00 percent of the value of the
Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to the Sub-Administrator. The
Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and directors of the Fund who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the
Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75 percent of the value of the Fund's average daily net assets. The
Manager has agreed to assume certain expenses of the Fund if such expenses exceed a certain annual expense limitation. For the period ended June 30, 1995, such expenses totaled $14,377.

3. --  Portfolio Securities

   Cost of purchases of investment securities, excluding short-term investments, aggregated $3,178,058 for the period ended June 30, 1995. For the same period ended June 30, 1995, there were no sales of long-term investment securities.

4. -- Transactions with Affiliates

   During the period ended June 30, 1995, the Fund paid brokerage commissions of
$275 to Gabelli & Company, Inc. and its affiliates.

5. -- Shares of Common Stock

   Common stock transactions were as follows:

                                 Period Ended
                                   6/30/95*
                      ---------------------------------
                         Shares               Amount
                      -----------           -----------

Sold                      672,163           $ 6,792,327
Redeemed                   (3,519)              (35,310)
                      -----------           -----------
Net increase              668,644           $ 6,757,017
                      ===========           ===========


* The Fund commenced operations on May 1, 1995.























   GABELLI CAPITAL SERIES FUNDS, INC.


_______________



PART C



   GABELLI CAPITAL SERIES FUNDS, INC.
PART C
OTHER INFORMATION


Item 24.		FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements:

   Included in Part A:

Unaudited Financial Highlights for Gabelli Capital Asset Fund for the period from May 1, 1995 (commencement of operations) to June 30, 1995 are filed herein.

Included in Part B:

   The following unaudited Financial Statements for Gabelli Capital Asset Fund for the period from May 1, 1995 (commencement of operations) to June 30, 1995 are filed herein:

	Schedule of Investments
	Statement of Changes in Net Assets
	Statement of Assets and Liabilities
	Statement of Operations
	Notes to Financial Statements



(b)	Exhibits

Exhibit No.	Description of Exhibit

(1)	   Articles of Amendment and Restatement dated April 21, 1995 are incorporated by reference to Pre-Effective Amendment No. 2 as filed with the SEC on April 28, 1995 (Accession No. 0000899140-95-000063 ("Pre-Effective Amendment No. 2").

(2)	   Amended and Restated By-Laws dated April 21, 1995 are incorporated by reference to Pre-Effective Amendment No. 2.

(3)	Not applicable.

(4)	   Specimen copy of certificates for shares of Gabelli Capital Asset
Fund is incorporated by reference to Pre-Effective Amendment No. 2.

(5)(a)	   Form of Management Agreement with Guardian Investor Services
Corporation is incorporated by reference to Pre-Effective Amendment No. 2.

(5)(b)	   Form of Investment Advisory Agreement with Gabelli Funds, Inc.
is incorporated by reference to Pre-Effective Amendment No. 2.

(6)	   Form of Distribution Agreement with Gabelli & Company, Inc. is incorporated by reference to Pre-Effective Amendment No. 2.

(7)	Not applicable.

(8)	   Form of Custodian Contract with State Street Bank and Trust Company is incorporated by reference to Pre-Effective Amendment No. 2.

(9)(a)	   Form of Transfer Agency and Service Agreement with State Street
Bank and Trust Company is incorporated by reference to Pre-Effective
Amendment
No. 2    .

(9)(b)	   Form of Participation Agreement among the Registrant, Gabelli
Funds, Inc., Gabelli & Company, Inc., The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation is incorporated by reference to Pre-Effective Amendment No. 2.

(10)	   Not applicable.

(11)(a)	   Not Applicable

(11)(b)	   Power of Attorney is incorporated by reference to Pre-Effective
Amendment No. 2.

(12)	Not applicable.

(13)	   Purchase Agreement dated April 26, 1995 with The Guardian Insurance &
Annuity Company, Inc. is incorporated by reference to Pre-Effective Amendment No. 2.

(14)	Not applicable.

(15)	Not applicable.

(16)	Not applicable.

   (27)	Financial Data Schedule is filed herein.

Item 25.		PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT

		None

Item 26.		NUMBER OF HOLDERS OF SECURITIES

		   Gabelli Capital Asset Fund

	(1)	(2)

	Number of Record Holders as of
Title of Class	August 15, 1995

Common Stock
par value $.001 per share		7


Item 27.		INDEMNIFICATION

		   The response to this Item 27 is incorporated by reference to Pre-Effective Amendment No. 2.

Item 28.		BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

		Guardian Investor Services Corporation is the manager of the Registrant (the "Manager"). The list required by this Item 28 of directors, officers or partners of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Manager or such directors, officers or partners during the past two fiscal years, is incorporated by reference to Form ADV filed by the Manager
under the Investment Advisers Act of 1940.    (SEC File No. 801-9654 )

		Gabelli Funds, Inc. is the investment adviser of the Registrant (the "Adviser"). The list required by this Item 28 of directors, officers or partners of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or such directors, officers or partners during the past two fiscal years, is incorporated by reference to Form ADV filed by the Adviser under the
Investment Advisers Act of 1940.    (SEC File No. 801-37706)

Item 29.		PRINCIPAL UNDERWRITERS

		(a)	Gabelli & Company, Inc. is the Registrant's principal
underwriter.

		(b)	The list required by this Item 29 with respect to each
director, officer or partner of Gabelli & Company, Inc., is incorporated by reference to Form BD filed by Gabelli & Company, Inc. under the Securities Exchange Act of 1934, as amended.

		(c)	Inapplicable

Item 30.		LOCATION OF ACCOUNTS AND RECORDS

		All such accounts, books and other documents required by Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of: Gabelli Funds, Inc.,. One Corporate Center, Rye, New York 10580-1434; State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171; and The Shareholder Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109.

Item 31.		MANAGEMENT SERVICES

		Not applicable

Item 32.		UNDERTAKINGS

		(a)	Not applicable

		(b)	Not applicable

		(c)	Not applicable




SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, GABELLI CAPITAL SERIES FUNDS, INC., certifies that it meets the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York, on the 31st day of October, 1995.

GABELLI CAPITAL SERIES FUNDS, INC.


By:	Mario J. Gabelli*
	Mario J. Gabelli
	Chairman of the Board of Directors


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

Mario J. Gabelli*	Chairman of the Board of Directors,	October 31, 1995
Mario J. Gabelli	President and Chief Investment Officer

/s/  Bruce N. Alpert	Vice President and Treasurer	October 31, 1995
Bruce N. Alpert	(Principal Financial and Accounting Officer)

Anthony J. Colavita*	Director	October 31, 1995
Anthony J. Colavita

Arthur V. Ferrara*	Director	October 31, 1995
Arthur V. Ferrara

/s/  Karl Otto Pohl	Director	October 31, 1995
Karl Otto Pohl

Anthony R. Pustorino*	Director	October 31, 1995
Anthony R. Pustorino

Werner J. Roeder*	Director	October 31, 1995
Werner J. Roeder

Anthonie C. van Ekris*	Director	October 31, 1995
Anthonie C. van Ekris

*By: /s/  Bruce N. Alpert
	Bruce N. Alpert
	Attorney-in-fact



EXHIBITS INDEX


EXHIBIT NO.	DESCRIPTION OF EXHIBIT


(27)		Financial Data Schedule













































EXHIBIT (27)


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